Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 39,812	$ 37,534	$ 33,087
Less: Net income allocated to participating securities	45	43	5
Net income allocated to common shareholders	39,767	37,491	33,082
Basic EPS [Abstract]
Distributed earnings allocated to common stock	24,745	24,607	22,389
Undistributed earnings allocated to common stock	15,022	12,884	10,693
Net income allocated to common shareholders	39,767	37,491	33,082
Weighted average common shares outstanding including participating securities (in shares)	94,266,000	93,739,000	85,086,000
Less: Participating securities (in shares)	106,000	106,000	14,000
Weighted average common shares (in shares)	94,160,000	93,633,000	85,072,000
Basic EPS (in dollars per share)	$ 0.422	$ 0.400	$ 0.389
Diluted EPS [Abstract]
Net income allocated to common shareholders	$ 39,767	$ 37,491	$ 33,082
Weighted average common shares for basic EPS (in shares)	94,160,000	93,633,000	85,072,000
Effect of Dilutive Securities [Abstract]
Stock Options (in shares)	46,000	4,000	0
Weighted average common shares including potential dilutive shares (in shares)	94,206,000	93,637,000	85,072,000
Diluted EPS (in dollars per share)	$ 0.422	$ 0.400	$ 0.389
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	2,500,000	2,900,000	2,800,000